Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Key Management Personnel
For the six months ended June 30,	2025	2024
Key Management Remuneration	$226,745	$206,120
Stock-based compensation	-	-
	$226,745	$206,120

For the years ended December 31,	2024	2023
Key Management Remuneration	$365,994	$522,669
Former Management Fees	129,705	-
Short term accommodation expense	-	-
	$495,699	$522,669